                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:  _____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Financial Stocks, Inc.
Address:   441 Vine Street
           Suite 1300
           Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 746-2200

Signature, Place, and Date of Signing:


/s/ John M. Stein                       Cincinnati, Ohio       February 11, 2008
-------------------------------------   --------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


                                      -1-
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 -0-
Form 13F Information Table Entry Total:            37
Form 13F Information Table Value Total:   $   120,472
                                          -----------
                                           (thousands)
List of Other Included Managers:                 None


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
            COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6 COLUMN 7        COLUMN 8
------------------------------- ------------ --------- -------- ------------------- -------- -------- ----------------------
                                  Title of               FMV               SH\ PUT\   Inv.
         Name of Issuer             Class      CUSIP   (000's)   SH or PRN PRN CALL  Discr.  Oth Mgrs    Sole    Shared None
------------------------------- ------------ --------- -------- ---------- --- ---- -------- -------- ---------- ------ ----
ARCH CAPITAL GROUP LTD          ORD          G0450A105    2411      34,269  SH      Sole                  34,269
AMCOMP INC                      COM          02342J101    1162     124,278  SH      Sole                 124,278
BANKFINANCIAL CORP              COM          06643P104    1138      71,908  SH      Sole                  71,908     --   --
BROOKLINE BANCORP INC           COM          11373M107    1067     105,000  SH      Sole                 105,000
BLACKSTONE GROUP                COM UNIT LTD 09253U108    2656     120,000  SH      Sole                 120,000
CONNECTICUT BANK & TRUST        COM          207546102     561      98,763  SH      Sole                  98,763
CITIZENS COMMUNITY BANCORP      COM          174903104    1700     193,869  SH      Sole                 193,869
DIME BANCORP INC NEW            WARRANTS     25429Q110      34     210,000  SH      Sole                 210,000
ENSTAR GROUP LTD                SHS          G3075P101    3382      27,628  SH      Sole                  27,628     --   --
FIRST FRANKLIN CORP             COM          320272107     429      42,930  SH      Sole                  42,930
FORTRESS INVESTMENT GROUP       CL A         34958B106    2337     150,000  SH      Sole                 150,000
FIRST MERCURY FINANCIAL CORP    COM          320841109     986      40,398  SH      Sole                  40,398
FIDELITY NATIONAL FINANCIAL     CL A         31620R105    3726     255,000  SH      Sole                 255,000
HOME FEDERAL BANCORP INC        COM          43709A101    3783     376,758  SH      Sole                 376,758
K FED BANCORP                   COM          48246S101    1274     126,224  SH      Sole                 126,224
LEGACY BANCORP INC              CL A         52463G105     830      62,604  SH      Sole                  62,604
MSCI INC                        CL A         55354G100    2784      72,500  SH      Sole                  72,500     --   --
NELNET INC                      CL A         64031N108    3241     255,000  SH      Sole                 255,000
NESS TECHNOLOGIES INC           COM          64104X108    1442     156,258  SH      Sole                 156,258
PATRIOT NATIONAL BANCORP        COM          70336F104     898      56,245  SH      Sole                  56,245
TIERONE CORP                    COM          88650R108     831      37,520  SH      Sole                  37,520
UNITED FINANCIAL BANCORP        COM          91030T109    2576     232,064  SH      Sole                 232,064
WESTFIELD FINANCIAL INC NEW     COM          96008P104    1599     164,847  SH      Sole                 164,847
PEOPLES COMMUNITY               COM          71086E107   6,068     432,183  SH      Sole                 432,183     --   --
CENTENNIAL                      COM          151345303   1,875     324,400  SH      Sole                 324,400
MACKINAC FINANCIAL              COM          554571109   3,053     340,000  SH      Sole                 340,000
JMP GROUP INC                   COM          46629U107   1,131     133,333  SH      Sole                 133,333
AMERISERV FINANCIAL INC         COM          03074A102   6,039   2,180,000  SH      Sole               2,180,000
COMMONWEALTH BANKSHARES INC     COM          202736104   7,013  440,802.58  SH      Sole              440,802.58
SOUTHERN NATIONAL BANCORP OF VA COM          843395104   1,827     202,950  SH      Sole                 202,950
TIDELANDS BANCSHARES INC        COM          886374107   3,225     300,000  SH      Sole                 300,000
GREAT FLORIDA BANK              CL A         390528107  12,012   1,103,000  SH      Sole               1,103,000
BNCCORP INC                     COM          055936108   4,384     337,500  SH      Sole                 337,500
FLAGSTONE REINSURANCE HOLDINGS  SHS          G3529T105  13,900   1,000,000  SH      Sole               1,000,000
VALIDUS HOLDINGS LTD            COM SHS      G9319H102  14,846     571,428  SH      Sole                 571,428
FIRST KEYSTONE FINANCIAL        COM          320655103   2,096     221,515  SH      Sole                 221,515
BANCORP INC                     COM          05969A105   2,156     160,146  SH      Sole                 160,146